401(k) Savings Plan (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
401(k) Savings Plan (Details) [Line Items]
Matching contributions		$ 1.7	$ 1.4
Employee’s compensation description	the Company (or a subsidiary thereof) makes matching contributions equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% of the employee’s compensation.
Cyxtera 401Plan [Member]
401(k) Savings Plan (Details) [Line Items]
Employee’s compensation description	the Cyxtera 401(k) Plan, matching contributions were made equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% the employee’s compensation.